Gold and Silver Bullion and Stream Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Gold and Silver Bullion and Stream Inventory
Schedule of gold and silver bullion and stream inventory

	At June 30,	At December 31,
	2026	2025
Gold and silver bullion for payments received in-kind(1)	$112.1	$39.5
Stream ounces(2)	0.5	0.6
	$112.6	$40.1
1.	Represents gold and silver bullion received from royalties and buybacks settled in-kind.
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements.